Accrued liabilities and payables	12 Months Ended
Dec. 31, 2020
Accrued liabilities and payables
Accrued liabilities and payables

13.   Accrued liabilities and other payables

	As of
	December 31,
(in thousands of U.S. dollars)	2020	2019
Accrued operating and administrative expenses	$3,042	$3,314
Accrued property tax	—	3,033
Accrued interest	2,641	2,850
Current tax payable	469	818
Refund liabilities (note 4)	891	125
Lease liability (note 2 and note 10)	39	75
Other accruals and payables	150	949
Total accrued liabilities and other payables	$7,232	$11,164

Refer to note 4 for additional information on the refund liability to charterers. Refer to notes 2 and 10 for additional information on the lease liability.